Investments	12 Months Ended
Mar. 31, 2025
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2024 and 2025 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2024

Available-for-sale securities:
Debt securities:
Japanese government bonds	10,968,212	9,137	2,956	10,974,393
Japanese local government bonds	591,218	95	7,574	583,739
U.S. Treasury bonds and federal agency securities	147,186	118	252	147,052
Other foreign government bonds	2,044,611	1,739	1,755	2,044,595
Agency mortgage-backed securities (1)	495,057	140	18,225	476,972
Residential mortgage-backed securities	32,120	30	767	31,383
Commercial mortgage-backed securities	800,224	4,787	789	804,222
Japanese corporate bonds and other debt securities	1,817,009	21,958	5,909	1,833,057
Foreign corporate bonds and other debt securities (2)	816,421	1,713	214	817,921

Total	17,712,059	39,718	38,442	17,713,335

Held-to-maturity securities:
Debt securities:
Japanese government bonds	519,397	208	7,585	512,020
Agency mortgage-backed securities (3)	3,528,150	9,213	186,460	3,350,904

Total	4,047,547	9,421	194,044	3,862,924

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2025
Available-for-sale securities:
Debt securities:
Japanese government bonds	8,378,639	123	16,329	8,362,432
Japanese local government bonds	571,110	5	23,376	547,739
U.S. Treasury bonds and federal agency securities	127,719	34	123	127,630
Other foreign government bonds	2,586,790	6,078	1,704	2,591,164
Agency mortgage-backed securities (1)	340,583	10	25,034	315,558
Residential mortgage-backed securities	21,802	1	897	20,907
Commercial mortgage-backed securities	850,518	4,693	1,424	853,787
Japanese corporate bonds and other debt securities	1,436,823	13,220	11,952	1,438,091
Foreign corporate bonds and other debt securities (2)	800,601	2,079	1,371	801,309

Total	15,114,585	26,243	82,211	15,058,617

Held-to-maturity securities:
Debt securities:
Japanese government bonds	419,480	—	19,601	399,879
Agency mortgage-backed securities (3)	3,766,283	23,982	162,763	3,627,502

Total	4,185,763	23,982	182,364	4,027,381

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥476,947 million and ¥26 million, respectively, at March 31, 2024, and ¥315,536 million and ¥22 million, respectively, at March 31, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥209,956 million at March 31, 2024, and ¥221,706 million at March 31, 2025.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2024 and 2025.
(5)	Accrued interest receivables of ¥15,708 million at March 31, 2024, and ¥20,845 million at March 31, 2025 are excluded from amortized cost and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2025 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	6,142,515	1,851,276	384,847	—	8,378,639
Japanese local government bonds	61,871	250,759	250,871	7,610	571,110
U.S. Treasury bonds and federal agency securities	22,365	105,354	—	—	127,719
Other foreign government bonds	1,879,007	705,075	1,356	1,352	2,586,790
Agency mortgage-backed securities	—	—	707	339,876	340,583
Residential mortgage-backed securities	—	—	—	21,802	21,802
Commercial mortgage-backed securities	3,802	560,496	286,220	—	850,518
Japanese corporate bonds and other debt securities	337,529	607,751	162,710	328,833	1,436,823
Foreign corporate bonds and other debt securities	495,231	266,914	18,593	19,862	800,601

Total	8,942,319	4,347,625	1,105,305	719,336	15,114,585

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	209,902	209,578	—	419,480
Agency mortgage-backed securities	—	—	—	3,766,283	3,766,283

Total	—	209,902	209,578	3,766,283	4,185,763

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	6,141,284	1,842,215	378,933	—	8,362,432
Japanese local government bonds	61,657	243,784	235,595	6,703	547,739
U.S. Treasury bonds and federal agency securities	22,241	105,389	—	—	127,630
Other foreign government bonds	1,880,226	708,230	1,356	1,352	2,591,164
Agency mortgage-backed securities	—	—	694	314,864	315,558
Residential mortgage-backed securities	—	—	—	20,907	20,907
Commercial mortgage-backed securities	3,795	560,946	289,046	—	853,787
Japanese corporate bonds and other debt securities	336,424	602,494	160,025	339,148	1,438,091
Foreign corporate bonds and other debt securities	495,511	267,373	18,624	19,801	801,309

Total	8,941,138	4,330,430	1,084,274	702,775	15,058,617

Held-to-maturity securities:
Debt securities:
Japanese government bonds	—	204,366	195,513	—	399,879
Agency mortgage-backed securities	—	—	—	3,627,502	3,627,502

Total	—	204,366	195,513	3,627,502	4,027,381

Credit losses
The MHFG Group did not recognize allowance for credit losses on available-for-sale
securities on March 31, 2023, 2024 and 2025. The Group did not recognize allowance for credit losses on held-to-maturity
securities on March 31, 2023, 2024 and 2025 because
held-to-maturity
securities consist of Japanese government bonds and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation and summary of significant accounting policies” for further details of the methodology used to determine the allowance for credit losses.

Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2024 and 2025:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2024
Available-for-sale securities:
Debt securities:
Japanese government bonds	9,019,722	2,448	675,435	508	9,695,157	2,956
Japanese local government bonds	108,071	369	456,471	7,205	564,542	7,574
U.S. Treasury bonds and federal agency securities	113,185	252	—	—	113,185	252
Other foreign government bonds	865,375	1,196	107,238	559	972,613	1,755
Agency mortgage-backed securities (Note)	130,779	1,125	307,777	17,100	438,556	18,225
Residential mortgage-backed securities	645	—	25,220	766	25,865	767
Commercial mortgage-backed securities.	18,594	214	138,724	576	157,318	789
Japanese corporate bonds and other debt securities	314,933	893	1,217,858	5,016	1,532,791	5,909
Foreign corporate bonds and other debt securities	203,248	166	24,902	48	228,150	214

Total	10,774,551	6,663	2,953,626	31,779	13,728,177	38,442

2025
Available-for-sale securities:
Debt securities:
Japanese government bonds	7,660,587	16,325	1,725	5	7,662,312	16,329
Japanese local government bonds	54,117	1,975	493,411	21,402	547,528	23,376
U.S. Treasury bonds and federal agency securities	22,241	123	—	—	22,241	123
Other foreign government bonds	757,135	446	138,034	1,258	895,169	1,704
Agency mortgage-backed securities (Note)	63,435	2,971	245,191	22,064	308,626	25,034
Residential mortgage-backed securities	1,952	9	17,188	888	19,140	897
Commercial mortgage-backed securities.	71,383	534	113,411	890	184,795	1,424
Japanese corporate bonds and other debt securities	127,307	1,972	1,058,758	9,980	1,186,066	11,952
Foreign corporate bonds and other debt securities	142,540	256	42,959	1,115	185,499	1,371

Total	8,900,698	24,609	2,110,679	57,602	11,011,377	82,211

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥438,556 million at March 31, 2024, and ¥308,626 million at March 31, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Available-for-sale
securities are considered impaired if the fair value is less than the amortized cost. The MHFG Group recognizes impairment losses in earnings if the Group has the intent to sell the debt security, or if it is more likely than not that the Group will be required to sell the debt security before recovery of its amortized cost. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases are expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses are recognized in income, the Group determined that their entire amortized cost bases are expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses are recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.

Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the fiscal years ended March 31, 2023, 2024 and 2025. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2023, 2024 and 2025” for the proceeds from sales of investments.

	2023	2024	2025

	(in millions of yen)
Gross realized gains	22,962	34,287	14,153
Gross realized losses	(23,593)	(51,384)	(29,821)

Net realized gains (losses) on sales of available-for-sale securities	(631)	(17,097)	(15,668)

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	135,601	1,010,288	(181,948)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	29,561	235,564	72,627

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	106,040	774,724	(254,575)

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Carrying amounts at the end of the period	207,743	357,938	601,621
Downward adjustments and impairments	5,345	11,002	23,886
Upward adjustments	13,015	13,764	13,880

The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	2023	2024	2025

	(in millions of yen)
Downward adjustments and impairments	1,291	7,296	14,328
Upward adjustments	1,459	825	826
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2024 and 2025:

	2024	2025
	(in millions of yen)
Equity method investments	799,527	907,413
Investments held by consolidated investment companies and other	84,969	93,176

Total	884,496	1,000,589

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥316,205 million and ¥340,574 million, at March 31, 2024 and 2025, respectively. The aggregate market values of these marketable equity securities were ¥642,663 million and ¥452,117 million, respectively. The majority of aggregate market values of these marketable equity securities as of March 31, 2025 include Orient Corporation, Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the Group’s proportionate shares of the total outstanding common stock were 48.95%, 15.00% and 23.54%, respectively. In addition, equity method investments as of March 31, 2025 include non-marketable
equity securities such as Rakuten Securities, Inc., Custody Bank of Japan, Ltd., Kisetsu Saison Finance (India) Private Ltd. and Japan Investor Solutions & Technologies Co., Ltd. of which the MHFG Group’s proportionate shares of the total outstanding common stock were 49.00%, 27.00%, 16.22% and 39.04%, respectively.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.